Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		18 Months Ended	3 Months Ended	12 Months Ended		9 Months Ended													1 Months Ended		3 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2011 Inventory Insurance [Member]	Dec. 31, 2012 Inventory Insurance [Member]	Dec. 31, 2011 Inventory Insurance [Member]	Sep. 30, 2013 9 3/4% Senior Secured Notes Due 2015 [Member]	Sep. 30, 2012 9 3/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2012 9 3/4% Senior Secured Notes Due 2015 [Member]	Sep. 30, 2013 Amended and Restated Senior Subordinated Term Loan Due 2014 [Member]		Dec. 31, 2012 Amended and Restated Senior Subordinated Term Loan Due 2014 [Member]		Dec. 31, 2011 Amended and Restated Senior Subordinated Term Loan Due 2014 [Member]	Sep. 30, 2013 Amended and Restated Senior Subordinated Term Loan Due 2013 [Member]		Dec. 31, 2012 Amended and Restated Senior Subordinated Term Loan Due 2013 [Member]		Dec. 31, 2011 Amended and Restated Senior Subordinated Term Loan Due 2013 [Member]	Oct. 23, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Feb. 08, 2013 Subsequent Event [Member] Five Point Seven Five Zero Percent Senior Notes Due Two Thousand Twenty One [Member]	Oct. 23, 2013 Subsequent Event [Member] Amended and Restated Senior Subordinated Term Loan Due 2013 [Member]
Subsequent Event [Line Items]
Unusual or Infrequent Item, Insurance Proceeds	$ 26.3		$ 17.5	$ 6.6	$ 19.7	$ 26.3		$ 3.7	$ 4.7															$ 3.4
Total settlement for the loss of inventory																								11.8
Insurance recoveries			26.4 [1]	2.8	14.6	17.4 [1]	3.5																		8.3
Debt Intrument Face Amount												330.0														500.0
Senior Notes												9.75%														5.75%
Period of maturity																										Feb. 15, 2021
Payments to Acquire Businesses, Gross																							664.5
Business Combination, Acquisition Related Costs		5.9	6.3
Senior Subordinated Term Loan		107.0	107.0										58.4	[2]	58.4	[2],[3]	[3]	48.6	[2]	48.6	[2],[3]	[3]
Repayments of Long-term Debt										$ 330.0	$ 0																$ 48.6

[1]	The gain from insurance proceeds and income from insurance recoveries is included within selling, general and administrative ("SG&A") expenses in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) in the respective periods.
[2]	For detail regarding Products Corporation's Amended and Restated Senior Subordinated Term Loan (the "Amended and Restated Senior Subordinated Term Loan"), consisting of (i) the $58.4 million principal amount which remains owing from Products Corporation to various third parties (the "Non-Contributed Loan"), which matures on October 8, 2014, and (ii) the $48.6 million principal amount which, at September 30, 2013 was due from Products Corporation to Revlon, Inc. (the "Contributed Loan"), and which Products Corporation repaid to Revlon, Inc. at maturity on October 8, 2013, see Note 10, "Long-Term Debt," to the Consolidated Financial Statements in the Company's 2012 Form 10-K.
[3]	Amended and Restated Senior Subordinated Term Loan Agreement In January 2008, Products Corporation entered into the Senior Subordinated Term Loan Agreement with MacAndrews & Forbes and on February 1, 2008 used the $170.0 million of proceeds from such loan to repay in full the $167.4 million remaining aggregate principal amount of Products Corporation's 8 5/8% Senior Subordinated Notes, which matured on February 1, 2008, and to pay $2.55 million of related fees and expenses. In connection with such repayment, Products Corporation also used cash on hand to pay $7.2 million of accrued and unpaid interest due on the 8 5/8% Senior Subordinated Notes up to, but not including, the February 1, 2008 maturity date. In September 2008, Products Corporation used $63.0 million of the net proceeds from the July 2008 sale of the Company's Bozzano business in Brazil to partially repay $63.0 million of the outstanding aggregate principal amount of the Senior Subordinated Term Loan. Following such partial repayment, there remained outstanding $107.0 million in aggregate principal amount under such loan. In October 2009, Revlon, Inc. consummated a voluntary exchange offer transaction (the "2009 Exchange Offer"), in which MacAndrews & Forbes contributed to Revlon, Inc. $48.6 million of the $107.0 million aggregate outstanding principal amount of the Senior Subordinated Term Loan made by MacAndrews & Forbes to Products Corporation (the "Contributed Loan") and the terms of the Senior Subordinated Term Loan Agreement were amended to extend the maturity date of the Contributed Loan which remains owing from Products Corporation to Revlon, Inc. from August 2010 to October 8, 2013 and to change the annual interest rate on the Contributed Loan from 11% to 12.75%. The $48.6 million Contributed Loan represented $5.21 of outstanding principal amount under the Senior Subordinated Term Loan for each of the 9,336,905 shares of Class A Common Stock exchanged in the 2009 Exchange Offer, in which Revlon, Inc. issued to MacAndrews & Forbes 9,336,905 shares of Class A Common Stock at a ratio of one share of Class A Common Stock for each $5.21 of outstanding principal amount of the Senior Subordinated Term Loan contributed to Revlon, Inc. Upon consummation of the 2009 Exchange Offer, the terms of the Senior Subordinated Term Loan Agreement were also amended to extend the maturity date of the $58.4 million principal amount of the Senior Subordinated Term Loan which, at December 31, 2011, remained owing from Products Corporation to MacAndrews & Forbes (the "Non-Contributed Loan") from August 2010 to October 8, 2014 and to change the annual interest rate on the Non-Contributed Loan from 11% to 12%. On April 30, 2012, MacAndrews & Forbes exercised its right to assign its interest in the Non-Contributed Loan. In connection with such assignment, Products Corporation entered into an Amended and Restated Senior Subordinated Term Loan Agreement with MacAndrews & Forbes and a related Administrative Letter was entered into with Citibank, N.A. and MacAndrews & Forbes, to among other things: (i) modify the interest rate on the Non-Contributed Loan from its prior 12% fixed rate to a floating rate of LIBOR plus 7%, with a 1.5% LIBOR floor, resulting in an interest rate of approximately 8.5% per annum through December 31, 2012 (or a 3.5% reduction per annum) upon the effectiveness of the Amended and Restated Senior Subordinated Term Loan Agreement. Interest under the Amended and Restated Senior Subordinated Term Loan Agreement is payable quarterly in arrears in cash; (ii) insert prepayment premiums such that Products Corporation may optionally prepay the Non-Contributed Loan (i) through October 31, 2013 with a prepayment premium based on a formula designed to provide the assignees of the Non-Contributed Loan with the present value, using a discount rate of 75 basis points over U.S. Treasuries, of the principal, premium and interest that would have accrued on the Non-Contributed Loan from any such prepayment date through October 31, 2013 (provided that, pursuant to the loan's terms (both before and after giving effect to these amendments), no portion of the principal amount of the Non-Contributed Loan may be repaid prior to its October 8, 2014 maturity date unless and until all shares of Revlon, Inc.'s Series A Preferred Stock, par value $0.01 per share (the "Preferred Stock") have been or are being concurrently redeemed and all payments due thereon are paid in full or are concurrently being paid in full), (ii) from November 1, 2013 through April 30, 2014 with a 2% prepayment premium on the aggregate principal amount of the Non-Contributed Loan being prepaid, and (iii) from May 1, 2014 through maturity on October 8, 2014 with no prepayment premium; and (iii) designate Citibank, N.A. as the administrative agent for the Non-Contributed Loan. Concurrent with the effectiveness of the Amended and Restated Senior Subordinated Term Loan Agreement, MacAndrews & Forbes assigned its entire interest in the Non-Contributed Loan to several third parties. Pursuant to the terms of the Contributed Loan, Products Corporation may, at its option, prepay such loan, in whole or in part (together with accrued and unpaid interest), at any time prior to its maturity date without premium or penalty, provided that prior to such loan's maturity date all shares of Revlon, Inc.'s Preferred Stock have been or are being concurrently redeemed and all payments due thereon are paid in full or are concurrently being paid in full. The Amended and Restated Senior Subordinated Term Loan is an unsecured obligation of Products Corporation and is subordinated in right of payment to all existing and future senior debt of Products Corporation, currently including indebtedness under Products Corporation's 2011 Credit Agreements and its 9 3/4% Senior Secured Notes. The Amended and Restated Senior Subordinated Term Loan has the right to payment equal in right of payment with any present and future senior subordinated indebtedness of Products Corporation. The Amended and Restated Senior Subordinated Term Loan Agreement contains covenants (other than the subordination provisions discussed above) that limit the ability of Products Corporation and its subsidiaries to, among other things, incur additional indebtedness, pay dividends on or redeem or repurchase stock, engage in certain asset sales, make certain types of investments and other restricted payments, engage in certain transactions with affiliates, restrict dividends or payments from subsidiaries and create liens on their assets. All of these limitations and prohibitions, however, are subject to a number of important qualifications and exceptions. The Amended and Restated Senior Subordinated Term Loan Agreement includes a cross acceleration provision which provides that it shall be an event of default under such agreement if any debt (as defined in such agreement) of Products Corporation or any of its significant subsidiaries (as defined in such agreement) is not paid within any applicable grace period after final maturity or is accelerated by the holders of such debt because of a default and the total principal amount of the portion of such debt that is unpaid or accelerated exceeds $25.0 million and such default continues for 10 days after notice from the holders of a majority of the outstanding principal amount of the Amended and Restated Senior Subordinated Term Loan (provided that if Revlon, Inc. or Products Corporation held such majority, notice would be required from the holders of a majority of the outstanding principal amount of the Amended and Restated Senior Subordinated Term Loan not held by Revlon, Inc. or Products Corporation at the time of any such decision). If any such event of default occurs, such requisite holders of the Non-Contributed and Contributed Loans may declare the Amended and Restated Senior Subordinated Term Loan to be due and payable immediately. The Amended and Restated Senior Subordinated Term Loan Agreement also contains other customary events of default for loan agreements of such type, including, subject to applicable grace periods, nonpayment of any principal or interest when due under such agreement, non-compliance with any of the material covenants in such agreement, any representation or warranty being incorrect, false or misleading in any material respect, or the occurrence of certain bankruptcy, insolvency or similar proceedings by or against Products Corporation or any of its significant subsidiaries. Upon any change of control (as defined in the Amended and Restated Senior Subordinated Term Loan Agreement), Products Corporation is required to repay the Amended and Restated Senior Subordinated Term Loan in full, provided that prior to such loan's respective maturity dates all shares of Revlon, Inc.'s Preferred Stock have been or are being concurrently redeemed and all payments due thereon are paid in full or are concurrently being paid in full, after fulfilling an offer to repay Products Corporation's 9 3/4% Senior Secured Notes and to the extent permitted by Products Corporation's 2011 Credit Agreements. Long-Term Debt Maturities The aggregate amounts of contractual long-term debt maturities at December 31, 2012 in the years 2013 through 2017 and thereafter are as follows: Years ended December 31, Long-term debt maturities 2013 70.1 (a) 2014 58.4 (b) 2015 332.5 (c) 2016 8.0 (d) 2017 756.0 (e) Thereafter - Total long-term debt $ 1,225.0 Discounts (9.1) Total long-term debt, net of discounts $ 1,215.9 (a) Amount refers to (i) a $2.0 million principal repayment on March 31, 2013, as well as the approximately $19.5 million "excess cash flow" payment (as defined under the 2011 Term Loan Agreement), to be made under the 2011 Term Loan Facility prior to April 10, 2013. Such repayment would satisfy Products Corporation's future regularly scheduled term loan amortization payments in the direct order of maturities beginning in June 2013 through September 2015 and (ii) the aggregate principal amount outstanding under the Contributed Loan. Pursuant to the terms of the 2009 Exchange Offer, the maturity date on the Contributed Loan which remains owing from Products Corporation to Revlon, Inc. was extended from August 2010 to October 8, 2013. (b) Amount refers to the aggregate principal amount outstanding under the Non-Contributed Loan which matures on October 8, 2014. (c) Amount refers to $2.5 million of quarterly amortization payments required under the 2011 Term Loan Facility and the principal balance due on the 9 3/4% Senior Secured Notes which mature on November 15, 2015. The difference between this amount and the carrying amount of the 9 3/4% Senior Secured Notes is due to the issuance of the $330.0 million in aggregate principal amount of the 9 3/4% Senior Secured Notes at a discount, which was priced at 98.9% of par. (d) Amount refers to the quarterly amortization payments required under the 2011 Term Loan Facility. Amount excludes amounts available under the 2011 Revolving Credit Facility which matures on June 16, 2016, and which was undrawn as of December 31, 2012. (e) Amount refers to the aggregate principal amount expected to be outstanding under the 2011 Term Loan Facility on its November 19, 2017 maturity date. The difference between this amount and the carrying amounts of the 2011 Term Loan Facility is due to the issuance of the $800.0 million in aggregate principal amount of the 2011 Term Loan Facility at a discount, which was priced at 99.5% of par.